Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 547,008	$ 533,762
Gross Unrealized Gains	0	0
Gross Unrealized Losses	16,203	22,797
Fair Value	530,805	510,965
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	308,354	266,362
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	308,354	266,362
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	160,370	183,266
Gross Unrealized Gains	0	0
Gross Unrealized Losses	10,060	14,958
Fair Value	150,310	168,308
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44,782	44,658
Gross Unrealized Gains	0	0
Gross Unrealized Losses	3,644	4,429
Fair Value	41,138	40,229
Municipal Bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,513	17,759
Gross Unrealized Gains	0	0
Gross Unrealized Losses	417	1,634
Fair Value	7,096	16,125
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,566	11,882
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,774	1,288
Fair Value	16,792	10,594
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,423	9,835
Gross Unrealized Gains	0	0
Gross Unrealized Losses	308	488
Fair Value	$ 7,115	$ 9,347